Note 25 - Derivative Financial Instruments - Foreign Exchange Derivative Contracts and Hedge Accounting (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	$ 23,678	$ (13)
Hedge accounting reserve	13,100	1,300
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	13,122	1,259	$ (4,771)
Purchase foreign exchange contract [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	27,038	20
Hedge accounting reserve	21,085	1,292
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency MXN, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	6,571	1,444
Hedge accounting reserve	(67)	(93)
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency MXN [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives		(838)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency EUR, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	1,866	(7,670)
Hedge accounting reserve	(2,786)	(7,430)
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency EUR [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	20,783	9,092
Hedge accounting reserve	23,935	8,258
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency JPY, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives		(269)
Hedge accounting reserve		557
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency BRL [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(2,490)	(1,030)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency KWD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(129)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency CAD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	404	(246)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency GPB [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(11)	(55)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency CNY [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(242)	(130)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency BRL, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	223	(238)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, Other [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	63	(40)
Hedge accounting reserve	$ 3